Consolidated Statement Of Changes In Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Feb. 23, 2026	Feb. 22, 2026	Dec. 31, 2024
Reverse stock split, description	1-for-7 Reverse Stock Split
Subsequent Event [Member]
Common stock, par or stated value per share		$ 0.0001
Common Class A [Member]
Common stock, par or stated value per share	$ 0.0001			$ 0.0001
Common stock, shares, issued	5,051,525			2,751,881
Common stock, shares outstanding	5,024,293			2,724,649
Common Class A [Member] | Subsequent Event [Member]
Common stock, par or stated value per share		$ 0.0001
Common stock, shares, issued		5,070,852	35,495,968
Common stock, shares outstanding		5,070,852	35,495,968
Common Class M [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares, issued	5,406,586			0
Common stock, shares outstanding	5,406,586			0
Common Class M [Member] | Subsequent Event [Member]
Common stock, par or stated value per share		$ 0.0001
Common stock, shares, issued		5,406,586	37,846,102
Common stock, shares outstanding		5,406,586	37,846,102